Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	¥ 128,478		¥ 6,625
Salary and welfare payables	113,945		124,137
Accrued service fees	69,932		94,789
Accrued marketing expenses	51,796		120,269
Accrued rental expenses			51,087
Payables to educational institutions	23,071		6,024
Other tax liabilities	15,263		29,872
Advanced deposits	11,681		6,650
Payables for leasehold improvement and intangible assets	6,818		4,911
American Depositary Receipt commission - within one year	3,526		3,482
Payables for share repurchase			857
Other payables	10,715		6,581
Total	¥ 435,225	$ 62,516	¥ 455,284